Income Taxes	12 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 11 Income Taxes

Taxing jurisdictions related to income taxes are the Unites States Federal Government and the State of Colorado. The provision for income taxes is as follows:

	Year Ended June 30,
	2014	2013

Current tax benefit
Federal	$-	$-
State	-	-
	-	-

Deferred tax benefit
Federal	2,006,831	2,052,267
State	79,548	184,451
Change in valuation allowance	(2,086,379)	(2,236,718)
	-	-
Total tax expense	$-	$-

Deferred taxes are a result of differences between income tax accounting and GAAP with respect to income and expenses. The following is a summary of the components of deferred taxes recognized in the financial statements as of June 30, 2014 and 2013:

	As of June 30,
	2014	2013

Deferred tax assets
Net operating loss carryforward	$2,267,379	$562,335
Start-up and organizational expenses	457,495	580,219
Stock-based compensation	1,683,247	1,265,350
Derivative expense	129,986	60,943
Other	17,093	(26)
Total deferred tax assets	4,555,200	2,468,821

Valuation allowance	(4,555,200)	(2,468,821)
Net deferred taxes	$-	$-

The valuation allowance was established because the Company had not reported earnings in order to support the recognition of the deferred tax asset. The Company has net operating loss carryforwards of approximately $5,869,000 for federal and state income tax purposes. Federal and state net operating loss carryforwards, to the extent not used, will expire starting in 2031. Under provisions of the Internal Revenue Code, substantial changes to the Company’s ownership may result in limitations on the amount of net operating loss carryforwards that can be utilized in future years. The Company is no longer subject to income tax examinations for federal income taxes before 2010 and for Colorado before 2009.

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate of 34% to pretax income for the following periods, due to the following:

	Year Ended June 30,
	2014	2013

Computed "expected" tax expense (benefit)	$(3,308,354)	$(2,293,815)
Change in income taxes from:
State taxes net of federal benefit	(79,549)	(184,451)
Permanent differences	1,301,524	241,548
Change in valuation allowance	2,086,379	2,236,718
	$-	$-